UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

This amendment is filed

Institutional Investment Manager Filing this Report:


Name:      Loeb Offshore  Management LP

Address:   61 Broadway
           New York, NY 10006


Form 13F File Number: 28-1159


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David S. Hampson
Title:  Senior Vice President
Phone:  212-483-7086

Signature,  Place,  and  Date  of  Signing:

/s/ David S. Hampson               New York, NY                       8/15/2011
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[Signature]                        [City, State]                      [Date]

Explanatory Note:

The purpose of this amendment is to provide notification that on August 15, 2011, a third-party filer inadvertently submitted the original Form 13F-NT under the incorrect CIK code 0001208141. Please disregard the submission assigned SEC Accession No. 0001140361-11-042123.

The filing was subsequently filed under the correct CIK code 0001434467 for Loeb Offshore Management LP and assigned SEC Accession No. 0001140361-11-042244.

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-06940        Loeb Arbitrage Management LP
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